SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Assets, Contract Liabilities and Refund liability (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Contract Cost
Amortization on Contract cost	¥ 60,300		¥ 116,300
Impairment loss on contract costs	0		29,769
Contract assets
Contract assets	1,456,591		1,217,480
Allowance	(350,686)		(467,306)
Contract assets, net	1,105,905		750,174	$ 173,541
Movement of allowance for contract assets
Balance at beginning of the year	467,306		1,515,627
Allowance for contract assets and receivables	312,798		298,200
Write-off	(429,418)		(984,472)
Disposal of Hengcheng			(362,049)
Balance at end of the year	350,686		467,306
Deferred revenue
Revenue recognized that was included in opening deferred revenue	31,200		263,800
Movement of the balances of refund liability
Beginning balance	10,845		1,801,535
Addition	(1,609)		15,935
Payouts during the year	(3,504)		(643,832)
Disposal of Hengcheng			(1,162,793)
Ending balance	¥ 5,732	$ 899	¥ 10,845